Unaudited condensed quarterly financial data	12 Months Ended
Dec. 31, 2017
Unaudited condensed quarterly financial data
Unaudited condensed quarterly financial data

Note 24. Unaudited condensed quarterly financial data

	December 31,	September 30,	June 30,	March 31,
(Expressed in millions of U.S. dollars, except per share amounts)	2017	2017	2017	2017
	Unaudited	Unaudited	Unaudited	Unaudited
Total revenues	$362.6	$293.0	$252.6	$225.9
Total expenses	$305.8	$478.1	$240.2	$219.9
Net (loss) income attributable to Sirius Group’s common shareholder	$16.0	$(179.0)	$(0.8)	$7.7
Basic earnings per common share and common share equivalent	$0.13	$(1.49)	$(0.01)	$0.06
Diluted earnings per common share and common share equivalent	$0.13	$(1.49)	$(0.01)	$0.06

	December 31,	September 30,	June 30,	March 31,
(Expressed in millions of U.S. dollars, except per share amounts)	2016	2016	2016	2016
	Unaudited	Unaudited	Unaudited	Unaudited
Total revenues	$243.6	$251.4	$293.1	$206.4
Total expenses	$240.8	$219.5	$292.8	$203.5
Net (loss) income attributable to Sirius Group’s common shareholder	$6.9	$27.8	$(12.0)	$9.8
Basic earnings per common share and common share equivalent	$0.06	$0.23	$(0.10)	$0.08
Diluted earnings per common share and common share equivalent	$0.06	$0.23	$(0.10)	$0.08